Debt - Schedule of Finance Lease Obligations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Finance Lease cost:
Amortization of ROU assets	$ 49,000	$ 49,000	$ 98,000	$ 98,000	$ 197,000	$ 176,000
Interest on lease liabilities	13,000	18,000	27,000	36,000	66,000	73,000
Total lease Costs	62,000	67,000	125,000	134,000	263,000	249,000
Other Information:
Financing cash flow from finance lease obligations	60,000	55,000	118,000	109,000	223,000	196,000
Supplemental disclosure of non-cash activity
Acquisition of finance lease asset						$ 319,000
Weighted Average Remaining Lease Term - in years	3 years 7 months 6 days		3 years 7 months 6 days		4 years 9 months 18 days
Weighted Average Discount rate - %	7.43%		7.43%		7.44%
Previously Reported [Member]
Supplemental disclosure of non-cash activity
Weighted Average Remaining Lease Term - in years					4 years 1 month 6 days	4 years 9 months 18 days
Weighted Average Discount rate - %					7.43%	7.44%